Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details)	Jan. 02, 2024 USD ($)
Subsequent Event [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
$ 203,409